Equity - Common stock (Details)	Mar. 09, 2022 $ / shares shares	Mar. 08, 2022 $ / shares shares	Aug. 03, 2021 $ / shares shares	Sep. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Equity
Reverse stock split	0.25	0.25	70,000
Common stocks, shares issued	17,500,000	17,500,000		20,185,625	17,500,000	17,500,000
Common stocks, shares outstanding	17,500,000	17,500,000		20,185,625	17,500,000	17,500,000
Common stocks, shares authorized	450,000,000		450,000,000	450,000,000	450,000,000	450,000,000
Common stocks, par value (in dollars per share) | $ / shares	$ 0.0004	$ 0.0001	$ 0.0001	$ 0.0004	$ 0.0004	$ 0.0004